Credit Facilities (Details Textual)	12 Months Ended
Jul. 02, 2017 USD ($)
STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Secured revolving credit facility	$ 30,000,000
Credit facility maturity date	Aug. 01, 2020
Interest rate on borrowings under the credit facility	LIBOR plus 1.0 percent or the bank’s prime rate
Interest rate - percentage points added to LIBOR - on borrowings under credit facility	1.00%
ADAC-STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Secured revolving credit facility	$ 25,000,000
Credit facility maturity date	Aug. 01, 2020
Interest rate on borrowings under the credit facility	LIBOR plus 1.0 percent or the bank’s prime rate
Interest rate - percentage points added to LIBOR - on borrowings under credit facility	1.00%
Capital contribution from partners during the period as required under the credit agreement	$ 6,000,000
ADAC-STRATTEC Credit Facility | STRATTEC
Line Of Credit Facility [Line Items]
Capital contribution from registrant during the period as required under the credit agreement	$ 3,060,000